CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,752	$ 1,484
Restricted cash	360	362
Trade receivables (net of allowance for doubtful accounts of $15 at June 30 , 2012 and December 31, 2011)	2,402	1,988
Other accounts receivable and prepaid expenses	410	158
Total current assets	4,924	3,992
LONG-TERM ASSETS:
Other long term assets	100	72
Severance pay fund	2,739	2,684
Property and equipment, net	404	380
Intangible assets, net	2,330	2,854
Goodwill	12,988	13,011
Total long-term assets	18,561	19,001
Total assets	23,485	22,993
CURRENT LIABILITIES:
Current maturities of long-term convertible debt	215	835
Current maturities of long-term debt	12	115
Trade payables	358	452
Deferred revenues	5,834	5,733
Employees and payroll accruals	2,158	2,151
Accrued expenses and other current liabilities	1,098	1,906
Bifurcated conversion feature , presented at fair value	177	227
Contingent payment obligation	1,801
Total current liabilities	11,653	11,419
LONG-TERM LIABILITIES:
Contingent payment obligation		1,669
Long term deferred tax liability, net	351	352
Other long-term liabilities	315	388
Liabilities presented at fair value	725	510
Accrued severance pay	3,690	3,467
Total long-term liabilities	5,081	6,386
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 32,500,000 shares at June 30, 2012 and December 31, 2011 Issued and outstanding: 10,573,464 shares at June 30, 2012 and 9,987,777 at December 31, 2011	1,208	1,146
Additional paid-in capital	108,757	107,572
Accumulated other comprehensive loss	(757)	(690)
Accumulated deficit	(102,457)	(102,840)
Total shareholders' equity	6,751	5,188
Total liabilities and shareholders' equity	$ 23,485	$ 22,993